Segment Information (Financial Information of Segments) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Segment Reporting Information [Line Items]
Revenues	¥ 2,292,708	¥ 2,280,329	¥ 2,434,864
Interest expense	78,068	99,138	93,337
Depreciation and amortization	315,955	304,204	295,589
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	0	24,425	22,525
Write-downs of long-lived assets	3,020	3,043	2,418
Increase in policy liabilities and policy account balances	230,947	70,120	10,109
Bargain Purchase Gain	4,966	955	0
Segment profits	196,814	306,724	327,039
Segment assets	13,563,082	13,067,528	12,174,917
Investment in affiliates	887,764	821,662
Corporate Financial Services and Maintenance Leasing
Other significant non-cash items:
Bargain Purchase Gain		955
PE Investment And Concession
Other significant non-cash items:
Bargain Purchase Gain	601
Operating Segment
Segment Reporting Information [Line Items]
Revenues	2,298,365	2,283,332	2,438,059
Finance revenues	273,428	278,000	243,021
Interest expense	74,871	89,470	83,252
Depreciation and amortization	304,980	295,043	287,681
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	16,017	24,425	22,383
Write-downs of long-lived assets	3,019	3,043	2,418
Increase in policy liabilities and policy account balances	230,947	70,120	10,109
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	23,780	141,880	66,289
Bargain Purchase Gain	4,966	955
Segment profits	318,891	443,252	424,869
Segment assets	11,341,789	10,883,545	9,986,916
Long-lived assets	1,981,321	1,980,786	1,790,965
Expenditures for long-lived assets	406,853	546,780	621,909
Investment in affiliates	887,735	821,600	842,660
Operating Segment | Real Estate
Segment Reporting Information [Line Items]
Revenues	359,798	468,086	531,622
Finance revenues	6,206	6,723	6,265
Interest expense	2,441	1,849	2,633
Depreciation and amortization	15,249	14,881	16,714
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	818	242	109
Write-downs of long-lived assets	1,167	303	1,553
Increase in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	6,132	28,743	16,845
Bargain Purchase Gain	0	0
Segment profits	24,684	80,182	93,748
Segment assets	872,095	821,194	759,466
Long-lived assets	544,232	504,544	420,661
Expenditures for long-lived assets	100,494	71,034	71,804
Investment in affiliates	99,105	91,835	107,072
Operating Segment | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues	429,799	428,036	378,767
Finance revenues	57,780	61,402	46,564
Interest expense	5,594	6,203	6,832
Depreciation and amortization	162,620	155,704	150,925
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	1,074	1,171	1,048
Write-downs of long-lived assets	206	11	712
Increase in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	1,485	645	893
Bargain Purchase Gain	0	955
Segment profits	59,149	62,978	78,310
Segment assets	1,658,571	1,789,693	1,841,791
Long-lived assets	542,284	570,014	537,314
Expenditures for long-lived assets	155,713	192,614	198,350
Investment in affiliates	18,049	18,347	16,536
Operating Segment | PE Investment And Concession
Segment Reporting Information [Line Items]
Revenues	331,222	296,365	467,042
Finance revenues	152	124	116
Interest expense	1,736	1,187	1,235
Depreciation and amortization	9,406	8,015	7,556
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	3,621	40	109
Write-downs of long-lived assets	0	23	43
Increase in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	(8,449)	35,286	13,592
Bargain Purchase Gain	601	0
Segment profits	3,431	44,110	23,061
Segment assets	378,698	322,522	279,915
Long-lived assets	74,130	53,347	25,813
Expenditures for long-lived assets	12,123	1,793	1,842
Investment in affiliates	55,421	68,603	59,913
Operating Segment | Environment and Energy
Segment Reporting Information [Line Items]
Revenues	143,187	148,423	139,654
Finance revenues	2,531	1,959	1,362
Interest expense	10,423	7,732	5,651
Depreciation and amortization	20,221	17,188	13,587
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	469	(2)	12
Write-downs of long-lived assets	98	2,083	0
Increase in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	12,423	176	2,115
Bargain Purchase Gain	4,365	0
Segment profits	28,563	11,625	12,144
Segment assets	506,666	478,796	395,606
Long-lived assets	285,155	354,510	253,623
Expenditures for long-lived assets	17,681	29,036	40,172
Investment in affiliates	180,492	82,253	102,053
Operating Segment | Insurance
Segment Reporting Information [Line Items]
Revenues	491,894	371,387	350,954
Finance revenues	242	220	221
Interest expense	6	1	1
Depreciation and amortization	28,366	26,560	24,339
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	7	0	29
Write-downs of long-lived assets	0	0	0
Increase in policy liabilities and policy account balances	230,947	70,120	10,109
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	0	0	0
Bargain Purchase Gain	0	0
Segment profits	55,119	44,833	51,544
Segment assets	1,959,521	1,580,158	1,254,471
Long-lived assets	28,538	28,911	29,406
Expenditures for long-lived assets	3	0	2
Investment in affiliates	0	0	0
Operating Segment | Banking and credit
Segment Reporting Information [Line Items]
Revenues	83,724	84,355	78,904
Finance revenues	78,071	80,868	76,473
Interest expense	4,931	4,488	4,078
Depreciation and amortization	1,279	1,288	1,436
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	508	11,971	11,512
Write-downs of long-lived assets	0	0	0
Increase in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	3	3	3
Bargain Purchase Gain	0	0
Segment profits	48,030	39,096	36,434
Segment assets	2,690,627	2,603,736	2,316,738
Long-lived assets	0	0	0
Expenditures for long-lived assets	0	0	0
Investment in affiliates	200	400	404
Operating Segment | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues	31,617	64,650	71,062
Finance revenues	1,172	2,478	3,095
Interest expense	14,292	18,402	13,848
Depreciation and amortization	13,566	15,705	15,720
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	(159)	0	256
Write-downs of long-lived assets	0	0	67
Increase in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	8,718	28,244	11,236
Bargain Purchase Gain	0	0
Segment profits	3,755	45,287	36,422
Segment assets	601,762	585,304	646,284
Long-lived assets	262,019	258,691	303,606
Expenditures for long-lived assets	32,920	166,510	222,373
Investment in affiliates	293,469	284,453	285,896
Operating Segment | ORIX USA
Segment Reporting Information [Line Items]
Revenues	138,017	135,709	122,064
Finance revenues	87,172	79,973	65,366
Interest expense	16,280	25,143	22,921
Depreciation and amortization	2,474	2,518	2,975
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	6,221	7,508	4,538
Write-downs of long-lived assets	1,458	510	0
Increase in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	8,423	28,380	22,953
Bargain Purchase Gain	0	0
Segment profits	43,614	56,690	50,056
Segment assets	1,220,081	1,374,027	1,152,891
Long-lived assets	13,656	17,859	21,981
Expenditures for long-lived assets	592	172	92
Investment in affiliates	43,816	52,361	69,750
Operating Segment | ORIX Europe
Segment Reporting Information [Line Items]
Revenues	160,798	148,524	169,889
Finance revenues	171	559	688
Interest expense	1,125	1,136	2,046
Depreciation and amortization	962	4,721	5,867
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	34	(17)	(93)
Write-downs of long-lived assets	0	0	0
Increase in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	245	13,157	40
Bargain Purchase Gain	0	0
Segment profits	37,886	43,778	35,629
Segment assets	369,546	317,847	343,080
Long-lived assets	0	0	0
Expenditures for long-lived assets	0	0	0
Investment in affiliates	1,770	1,495	1,636
Operating Segment | Asia and Australia
Segment Reporting Information [Line Items]
Revenues	128,309	137,797	128,101
Finance revenues	39,931	43,694	42,871
Interest expense	18,043	23,329	24,007
Depreciation and amortization	50,837	48,463	48,562
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	3,424	3,512	4,863
Write-downs of long-lived assets	90	113	43
Increase in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	(5,200)	7,246	(1,388)
Bargain Purchase Gain	0	0
Segment profits	14,660	14,673	7,521
Segment assets	1,084,222	1,010,268	996,674
Long-lived assets	231,307	192,910	198,561
Expenditures for long-lived assets	87,327	85,621	87,274
Investment in affiliates	¥ 195,413	¥ 221,853	¥ 199,400